Subsequent Events - Additional Information (Details) R$ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($) Officer	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Mar. 11, 2021 USD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Date of business acquisition		Apr. 14, 2021
Consideration value				$ 40,000.0
Loan amount		$ 5,000,000	R$ 27
Loan interest		1.85%	1.85%
PrimeiroPay
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Consideration value				39,335,000
Contingent consideration				1,330,000
Cash consideration				$ 38,670,000
Employee Share Purchase Plan
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of officers signed on loan agreement | Officer	2
Loan amount	$ 31,500,000
Loan interest	1.50%